                                     1997


                              SEMIANNUAL REPORT


                                April 30, 1997
                                 (Unaudited)


                                  Waterhouse
                                Investors Cash
                                  Management
                                  Fund, Inc.

                            ----------------------

                       Three portfolios to choose from:

                  Money Market o U.S. Government o Municipal



                              [WATERHOUSE LOGO]

                              Table of Contents

Letter to Shareholders.............................................      3
Statements of Assets and Liabilities...............................      4
Statements of Operations...........................................      5
Statements of Changes in Net Assets................................      6
Financial Highlights...............................................      7
Notes to Financial Statements......................................      8
Money Market Portfolio
   Schedule of Investments.........................................     11
U.S. Government Portfolio
   Schedule of Investments.........................................     15
Municipal Portfolio
   Schedule of Investments.........................................     17
Notes to
   Schedules of Investments........................................     23
Board of Directors and
   Executive Officers..............................................     24
Service Providers..................................................     24

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2

Dear Shareholder:

I am pleased to provide you with the Waterhouse Investors Cash Management Fund semiannual report for the six months ended April 30, 1997.

During the period, each of the Fund's portfolios - Money Market, U.S. Government and Municipal - performed well and achieved its objective. The Fund has attempted to provide maximum current income from high quality money market securities while maintaining conservative portfolios to ensure safety of principal. During the period, Fund assets increased to a total of $2.1 billion.

Portfolio Results*

For the six months ended April 30, 1997, the Fund's three Portfolios had the following annualized returns.**

o The Money Market Portfolio had an annualized return of 4.71%.

o The U.S. Government Portfolio had an annualized return of 4.65%.

o The Municipal Portfolio had an annualized return of 2.89% and a tax equivalent return of 4.52%.(1)

Since our last report to shareholders, the U.S. economy has been very strong. In April, the unemployment rate fell to 4.9%, the lowest in 24 years. Gross domestic product rose from 3.8% in the fourth quarter of 1996 to 5.6% in the first quarter of 1997. In May, the Federal Reserve Bank increased the Fed Funds rate from 5.25% to 5.50%. We expect the Federal Reserve to maintain a watchful eye over the economy, as they look for signs of an uptick in inflation. In light of the current economic situation, the average maturities of the portfolios are being maintained to react quickly to changes in short-term interest rates.

Thank you for investing in the Fund and for your confidence in Waterhouse. We look forward to continuing to meet your expanding investment needs in the years to come.

Sincerely,

Lawrence M. Waterhouse, Jr.
Chairman and Chief Executive Officer
Waterhouse Investor Services, Inc.

* The Waterhouse Investors Cash Management Fund is neither FDIC-insured nor guaranteed by the U.S. Government and is not a deposit or obligation of, or guaranteed by, any bank. There can be no assurance that a Portfolio will be able to maintain a stable net asset value of $1 per share.

** These returns are based on a constant investment throughout the period, include reinvestment of dividends and reflect a net return to the shareholder after all expenses, inclusive of fee waivers. For the six months ended April 30, 1997, the Investment Manager and certain of its affiliates waived a portion of their fee for the Money Market, U.S. Government and Municipal Portfolios.

Without these fee waivers in effect, the annualized returns would have been 4.66%, 4.58% and 2.79%, respectively. The annualized tax equivalent return for the Municipal Portfolio would have been 4.36%.

(1) Taxable equivalent yield at 36% marginal federal income tax rate.

--------------------------------------------------------------------------------
                                                                               3

                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                   STATEMENTS OF ASSETS AND LIABILITIES
                        April 30, 1997 (Unaudited)


                                                                           Money Market       U.S. Government        Municipal
                                                                            Portfolio             Portfolio          Portfolio
ASSETS

        Investments in securities, at value (including
                repurchase agreements of $6,949,000,
                $63,572,000, and $0, respectively) (Note 2)               $ 1,491,500,011    $   387,047,848   $   238,721,399
        Cash                                                                          739                418           282,390
        Deferred organization costs (Note 1)                                      288,033             74,066            49,377
        Interest receivable                                                    11,055,827          2,652,700         1,972,238
        Other assets                                                               30,826              7,927             5,284
                                                                          ---------------    ---------------   ---------------
               TOTAL ASSETS                                                1,502,875,436        389,782,959       241,030,688


LIABILITIES

        Dividends payable to shareholders                                         197,399             49,045            20,450
        Payable for securities purchased                                        1,500,180         12,500,000           100,541
        Payable to Investment Manager and
                its affiliates (Note 3)                                           938,271            231,048           132,970
        Accrued expenses and other liabilities                                    368,341            123,598            87,958
                                                                          ---------------    ---------------   ---------------
                TOTAL LIABILITIES                                               3,004,191         12,903,691           341,919
                                                                          ---------------    ---------------   ---------------
NET ASSETS                                                                $ 1,499,871,245    $   376,879,268   $   240,688,769
                                                                          ===============    ===============   ===============

        Net assets consist of:

        Paid-in capital                                                   $ 1,499,875,145    $   376,878,573   $   240,688,851
        Accumulated net realized gains (losses)
                from security transactions                                         (3,900)               695               (82)
                                                                          ---------------    ---------------   ---------------
        Net assets, at value                                              $ 1,499,871,245    $   376,879,268   $   240,688,769
                                                                          ===============    ===============   ===============

        Shares  outstanding ($.0001 par value common stock,
                60 billion, 20 billion, and 20 billion
                shares authorized, respectively)                            1,499,875,145        376,878,573       240,688,851
                                                                          ===============    ===============   ===============



        Net asset value, redemption price and offering
                price per share (Note 2)                                  $          1.00    $          1.00   $          1.00
                                                                          ===============    ===============   ===============



             Please see accompanying notes to financial statements.

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4

                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                            STATEMENTS OF OPERATIONS

              For the six months ended April 30, 1997 (Unaudited)

                                                 Money Market   U.S. Government   Municipal
                                                   Portfolio      Portfolio       Portfolio
INVESTMENT INCOME
        Interest income                          $ 40,057,418    $ 10,405,990    $  4,349,040
                                                 ------------    ------------    ------------

EXPENSES

        Investment management fees (Note 3)        2,522,179         672,088         420,490
        Administration fees (Note 3)                 727,246         192,025         120,107
        Transfer agent fees (Note 3)               1,454,492         384,050         240,214
        Shareholder servicing fees (Note 3)        1,454,492         326,442         132,120
        Shareholder reports and mailing              194,996          52,787          35,030
        Registration fees                             58,090          16,849           9,376
        Professional fees                             19,720           9,271           6,181
        Custody fees                                  51,636           5,657          16,466
        Directors' fees                                5,289           5,289           5,289
        Other expenses                                16,197          29,332          34,812
                                                 ------------    ------------    ------------
    TOTAL EXPENSES                                 6,504,337       1,693,790       1,020,085

Fees waived / expenses reimbursed by the
        Investment Manager and certain of its
                affiliates (Note 3)                 (395,696)       (135,848)       (120,222)
                                                 ------------    ------------    ------------
        NET EXPENSES                               6,108,641       1,557,942         899,863
                                                 ------------    ------------    ------------
        NET INVESTMENT INCOME                     33,948,777       8,848,048       3,449,177
                                                 ------------    ------------    ------------
NET REALIZED GAINS (LOSSES) FROM
        SECURITY TRANSACTIONS                         (3,105)            906             689
                                                 ------------    ------------    ------------

NET INCREASE IN NET ASSETS FROM
        OPERATIONS                              $ 33,945,672    $  8,848,954    $  3,449,866
                                                =============   =============   =============

             Please see accompanying notes to financial statements.

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                                                                              5

                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                              Money Market              U.S. Government                    Municipal
                                               Portfolio                   Portfolio                       Portfolio

                                     Six Months         Period      Six Months       Period           Six Months      Period
                                       Ended            Ended         Ended           Ended              Ended         Ended
                                    April 30, 1997    October 31,  April 30, 1997   October 31,     April 30, 1997  October 31,
                                     (Unaudited)        1996*       (Unaudited)        1996*         (Unaudited)      1996*
OPERATIONS

     Net investment income        $  33,948,777    $  44,429,799  $   8,848,048  $    11,802,638  $   3,449,177  $   4,935,546
     Net realized gain (loss)
             from security
             transactions                (3,105)            (795)           906             (211)           689           (771)
                                  -------------    -------------  -------------  ---------------  -------------  -------------
Net increase in net assets
     from operations                 33,945,672       44,429,004      8,848,954       11,802,427      3,449,866      4,934,775
                                  -------------    -------------  -------------  ---------------  -------------  -------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM
NET INVESTMENT
INCOME                              (33,948,777)     (44,429,799)    (8,848,048)     (11,802,638)    (3,449,177)    (4,935,546)

CAPITAL SHARE
TRANSACTIONS
($1.00 per share)

     Proceeds from shares sold    2,321,017,362    4,317,083,085    556,079,626    1,126,273,406    331,333,293    711,316,179
     Shares issued in
             reinvestment
             of dividends            36,496,980       41,684,198      9,544,367       11,057,275      3,717,737      4,646,535
     Payments for shares
             redeemed            (2,200,250,078)  (3,016,216,402)  (559,792,401)    (766,303,700)  (320,616,344)  (489,728,549)
                                  -------------    -------------  -------------  ---------------  -------------  -------------
Net increase in net assets from
     capital share transactions     157,264,264    1,342,550,881      5,831,592      371,026,981     14,434,686    226,234,165

TOTAL INCREASE IN NET ASSETS        157,261,159    1,342,550,086      5,832,498      371,026,770     14,435,375    226,233,394


NET ASSETS

     Beginning of period          1,342,610,086           60,000    371,046,770           20,000    226,253,394         20,000
                                  -------------    -------------  -------------  ---------------  -------------  -------------
     End of period              $ 1,499,871,245  $ 1,342,610,086  $ 376,879,268  $   371,046,770  $ 240,688,769  $ 226,253,394
                                ===============  ===============  =============  ===============  =============  =============

* Each Portfolio commenced operations on December 20, 1995.

           Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
6

               WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                             FINANCIAL HIGHLIGHTS


Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Portfolio's financial statements.

                                                Money Market                 U.S. Government                   Municipal
                                                 Portfolio                      Portfolio                      Portfolio

                                       Six Months        Period       Six Months       Period        Six Months       Period
                                          Ended          Ended           Ended          Ended           Ended          Ended
                                     April 30, 1997   October 31,    April 30, 1997   October 31,   April 30, 1997   October 31,
                                       (Unaudited)       1996*         (Unaudited)      1996*         (Unaudited)      1996*
Per Share Operating Performance
  Net asset value, beginning
    of period                      $        1.000    $       1.000   $      1.000   $      1.000   $      1.000    $     1.000
  Net investment income                     0.023            0.041          0.023          0.041          0.014          0.026
                                   --------------    -------------   ------------   ------------   ------------    -----------
  Distributions from net
   investment income                      (0.023)          (0.041)        (0.023)        (0.041)        (0.014)        (0.026)
                                   --------------    -------------   ------------   ------------   ------------    -----------

  Net asset value, end of period   $        1.000    $       1.000   $      1.000   $      1.000   $      1.000   $      1.000
                                   ==============   ==============   ============   ============   ============   ============

Ratios
  Ratio of net expenses to average
   net assets**                          0.84%(A)         0.79%(A)       0.81%(A)       0.73%(A)       0.75%(A)       0.62%(A)
  Ratio of net investment income
   to average net assets**               4.66%(A)         4.64%(A)       4.60%(A)       4.64%(A)       2.87%(A)       2.90%(A)
  Decrease reflected in above net
   expense ratio due to waivers/
   reimbursements by the
  Investment Manager and
   its affiliates (Note 3)               0.05%(A)         0.13%(A)       0.07%(A)       0.18%(A)       0.10%(A)       0.23%(A)

Supplemental Data
  Total investment return (B)            4.71%(A)         4.82%(A)       4.65%(A)       4.82%(A)       2.89%(A)       3.05%(A)

  Net assets, end of period        $1,499,871,245   $1,342,610,086   $376,879,268   $371,046,770   $240,688,769   $226,253,394
                                   ==============   ==============   ============   ============   ============   ============


*       The Portfolio commenced operations on December 20, 1995.
** The average net assets for the periods ended April 30, 1997 and October 31, 1996, were $1,467,950,305 and $1,104,558,438 for the Money Market Portfolio; $387,616,272 and $293,708,330 for the U.S. Government Portfolio; and $242,436,016 and $196,592,413 for the Municipal Portfolio.
(A)     Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

            Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                               7

               WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

          NOTES TO FINANCIAL STATEMENTS - APRIL 30, 1997 (UNAUDITED)

Note 1 - Organization

Waterhouse Investors Cash Management Fund, Inc. (the "Fund") was organized as a Maryland corporation on August 16, 1995. The Fund is registered as an open-end, diversified management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act") and the Securities Act of 1933. The investment objective of the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety and invests exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors federally tax-exempt income by investing primarily in municipal securities. The Fund had no operations until December 20, 1995 (when operations commenced for all Portfolios) other than matters relating to its organization and the sale and issuance of 60,000 shares of the Money Market Portfolio and 20,000 shares each of the U.S. Government Portfolio and the Municipal Portfolio ("Initial Shares") to FDI Distribution Services, Inc.

Waterhouse Securities, Inc. ("Waterhouse Securities") absorbed all organizational expenses other than securities registration fees. The securities registration fees have been deferred and will be amortized from the date operations commenced, December 20, 1995, over a period that a benefit is expected to be realized, not to exceed five years. If any of the Initial Shares are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organizational costs of that Portfolio in the same proportion as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding of that Portfolio at the time of redemption.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value - It is the Fund's policy to maintain a continuous net asset value of $1.00 per share for each Portfolio. The Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation - Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Repurchase Agreements - The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income - Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

--------------------------------------------------------------------------------
8

Distributions to Shareholders - Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions - Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses - Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses which are applicable to all Portfolios are allocated on a pro rata basis.

Use of Estimates - The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes - It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains plus undistributed amounts from prior years.



Note 3 - INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with Waterhouse Asset Management, Inc. (the "Investment Manager"), an indirect wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager a monthly investment management fee at an annual rate, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. The Investment Manager has agreed to waive a portion of its fee payable by the Municipal Portfolio through October 15, 1998, so that the actual fee payable annually by such Portfolio during such period will be equal to .25 of 1% of its average daily net assets. For the six months ended April 30, 1997, the Investment Manager voluntarily waived $120,222 of its investment management fee for the Municipal Portfolio.

The Investment Manager has also been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio pays the Investment Manager a monthly fee at an annual rate of .10 of 1% of each Portfolio's average net assets. Effective June 11, 1997, the Fund retained Waterhouse Securities to provide certain administrative services formerly provided by the Investment Manager on substantially identical terms.

Waterhouse Securities, an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform shareholder servicing necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that each Portfolio pay Waterhouse Securities a monthly fee at an annual rate of up to .25 of 1% of average daily net assets. The Fund's Board has determined to limit the annual fee payable through October 15, 1998 under the Shareholder Servicing Plan so as not to exceed .20 of 1% of average daily net assets in the case of the Money Market Portfolio, .17 of 1% of average daily net assets in the case of the U.S. Government Portfolio and .11 of 1% of average daily net assets in the case of the Municipal Portfolio (the "Current Servicing Rates"). For the six months ended April 30, 1997, Waterhouse Securities voluntarily waived from the Current Servicing Rates $395,696 and $135,848 of its shareholder servicing fee for the Money Market Portfolio and the U.S. Government Portfolio, respectively.

--------------------------------------------------------------------------------
                                                                               9

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with Waterhouse National Bank (the "Bank"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services each Portfolio pays the Bank a monthly fee at an annual rate of .20 of 1% of average daily net assets.

Each Director who is not an "affiliated person" as defined in the Act receives from the Fund $3,000 per quarter and $2,000 for each meeting attended.

-------------------------------------------------------------------------------
10

                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.
                MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                           April 30, 1997 (Unaudited)


   PRINCIPAL                                                                                 ANNUALIZED
      AMOUNT                                                                                 YIELD (%)     VALUE
--------------------------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS:

               ASSET-BACKED COMMERCIAL PAPER -- 5.0%
$ 15,000,000   Corporate Asset Funding Company, Inc., due 5/12/97                                5.53  $ 14,974,792
  10,000,000   Eureka Securitization, Inc., due 5/13/97                                          5.64     9,981,333
  10,000,000   Eureka Securitization, Inc., due 6/25/97                                          5.70     9,914,139
   5,000,000   Eureka Securitization, Inc., due 7/9/97                                           5.73     4,945,758
  20,000,000   Preferred Receivables Funding Corp., due 7/8/97                                   5.70    19,787,689
  15,000,000   Preferred Receivables Funding Corp., due 8/6/97                                   5.53    14,782,558
                                                                                                        -----------
                                                                                                         74,386,269
                                                                                                        -----------
               BROKER/DEALER OBLIGATIONS -- 10.6%
   5,000,000   Bear Stearns Companies, Inc., Variable Rate Notes, 5.71%, due 5/6/97 (Note A)     5.70     5,000,225
  20,000,000   Bear Stearns Companies, Inc., Variable Rate Notes, 5.90%, due 5/6/97 (Note A)     5.88    20,001,183
  15,000,000   BT Securities, due 5/19/97                                                        5.39    14,960,175
  10,000,000   BT Securities, due 8/13/97                                                        5.52     9,846,889
  30,000,000   Goldman Sachs Group LP, Variable Rate Note, 5.688%, due 5/6/97 (Notes A, B)       5.69    30,000,000
   5,000,000   Merrill Lynch & Co., Inc., Variable Rate Notes, 5.83%, due 5/6/97 (Note A)        5.83     5,000,000
  40,000,000   Merrill Lynch & Co., Inc., Variable Rate Notes, 5.84%, due 5/6/97 (Note A)        5.84    40,000,000
  15,000,000   Merrill Lynch & Co., Inc., due 5/21/97                                            5.46    14,955,417
  20,000,000   Morgan Stanley Group, Inc., due 5/20/97                                           5.54    19,941,839
                                                                                                        -----------
                                                                                                        159,705,728
                                                                                                        -----------
               FINANCE & INSURANCE CO. OBLIGATIONS -- 10.5%
  10,000,000   Advanta Corp., Variable Rate Notes, 6.092%, due 7/23/97
               (Insured: MBIA) (Note A)                                                          5.82    10,019,456
  30,000,000   CIT Group Holdings, Inc., Variable Rate Notes, 5.61%, due 5/6/97 (Note A)         5.66    29,999,306
   5,000,000   Ford Motor Credit Corp., Variable Rate Notes, 5.66%, due 5/5/97 (Note A)          5.66     5,000,016
   2,000,000   Ford Motor Credit Corp., Variable Rate Notes, 5.93%, due 5/6/97 (Note A)          5.86     2,000,058
  34,800,000   General Electric Capital Co., Variable Rate Notes, 5.78%, due 5/6/97 (Note A)     5.81    34,798,991
  20,000,000   General Motors Acceptance Corp., Variable Rate Notes, 5.70%,
               due 5/1/97 (Note A)                                                               5.67    20,000,000
  15,000,000   General Motors Acceptance Corp., due 7/7/97                                       5.54    14,849,529
  35,000,000   Household International, Inc., due 5/7/97                                         5.42    34,968,792
   6,000,000   Toyota Motor Credit Corp., Variable Rate Notes, 5.75%, due 5/6/97 (Note A)        5.83     5,999,430
                                                                                                        -----------
                                                                                                        157,635,578
                                                                                                        -----------
               INDUSTRIAL & OTHER COMMERCIAL PAPER -- 0.3%

   4,750,000   Rubbermaid, Inc., due 6/18/97                                                     5.38     4,716,497
                                                                                                        -----------

               TOTAL CORPORATE OBLIIGATIONS--26.4%                                                      396,444,072
                                                                                                        -----------

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                                                                             11

                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.
                MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                           April 30, 1997 (Unaudited)

  PRINCIPAL                                                                                        ANNUALIZED
    AMOUNT                                                                                          YIELD (%)     VALUE
--------------------------------------------------------------------------------------------------------------------------
               BANK OBLIGATIONS:

               BANKERS' ACCEPTANCES -- 0.2%
$  3,500,000   LaSalle National Bank, Chicago, due 5/28/97                                             5.59   $  3,485,431
                                                                                                               -----------
               BANK NOTES -- 7.1%
  12,000,000   American Express Centurion Bank, Variable Rate Notes,
               5.738%, due 5/24/97 (Note A)                                                            5.61     12,009,884
  15,000,000   Bankers Trust Co. New York, Variable Rate Notes, 5.66%, due 5/6/97 (Note A)             5.88     15,000,000
  29,000,000   BankBoston, N.A., 5.41%, due 5/7/97                                                     5.41     29,000,000
   5,000,000   Comerica Bank, N.A., Variable Rate Notes, 5.66%, due 5/6/97 (Note A)                    5.62      5,000,000
  16,000,000   Comerica Bank, N.A., Variable Rate Notes, 5.66%, due 5/6/97 (Note A)                    5.62     16,000,283
  15,000,000   Comerica Bank, N.A., Variable Rate Notes, 5.66%, due 5/6/97 (Note A)                    5.64     15,000,243
   5,000,000   First Bank, N.A., Variable Rate Notes, 5.608%, due 5/21/97 (Note A)                     5.63      4,999,040
  10,000,000   Mellon Bank, N.A., 6.25%, due 12/16/97                                                  5.55     10,043,457
                                                                                                               -----------
                                                                                                               107,052,907
                                                                                                               -----------
               BANK SUPPORTED COMMERCIAL PAPER -- 16.5%
   9,250,000   Adult Community Total Svcs., Inc. Ser. 1996 VRDN, 5.80%
               (LOC: LaSalle National Bank) (Note C)                                                   5.80      9,250,000
  15,000,000   Banco De Colombia, due 5/7/97 (LOC: Barclays Bank)                                      5.46     14,986,550
  15,000,000   Banco Nacional de Mexico, due 6/23/97 (LOC: Barclays Bank)                              5.63     14,876,775
   3,495,000   Benedictine Long-Term Care, due 7/14/97 (LOC: LaSalle National Bank)                    5.88      3,453,404
  10,000,000   Cosco (Cayman) Co., Ltd., due 5/23/97 (LOC: Credit Suisse First Boston)                 5.45      9,967,000
  14,000,000   Dean Health Systems, Inc., due 6/24/97 (LOC: Rabobank Nederland)                        5.70     13,881,350
  25,000,000   Demir Funding Corporation I, due 6/16/97 (LOC: Bayerische Vereinsbank AG)               5.63     24,821,750
   5,000,000   Demir Funding Corporation I, due 7/16/97 (LOC: Bayerische Vereinsbank AG)               5.73      4,940,361
  10,000,000   Galicia Funding, due 5/30/97 (LOC: Bayerische Vereinsbank AG)                           5.42      9,956,903
  20,000,000   Galicia Funding, due 6/2/97 (LOC: Bayerische Vereinsbank AG)                            5.42     19,904,889

  26,550,000   Metrocrest Hospital Auth., due 5/2/97 (LOC: Bank of New York)                           5.45     26,546,017
  10,000,000   NuFunding Inc. VRDN, 5.7875% (LOC: LaSalle National Bank) (Note C)                      5.79     10,000,000
  15,000,000   PEMEX Capital, Inc., due 6/20/97 (LOC: Credit Suisse First Boston)                      5.45     14,888,333
  10,000,000   PEMEX Capital, Inc., due 7/7/97 (LOC: Credit Suisse First Boston)                       5.45      9,900,803
   5,000,000   Petroleos Brasileros S.A., due 7/2/97 (LOC: Barclays Bank)                              5.70      4,951,606
  20,000,000   Transportadora de Gas del Sur S.A., due 7/22/97 (LOC: Dresdner Bank AG)                 5.73     19,742,611
  20,000,000   Transportadora de Gas del Sur S.A., due 7/23/97 (LOC: Dresdner Bank AG)                 5.73     19,739,472
  15,000,000   Unibanco-Uniao de Bancos Brasileros, S.A., due 6/17/97
               (LOC: Westdeutsche Landesbank GZ)                                                       5.64     14,890,529
                                                                                                               -----------
                                                                                                               246,698,353
                                                                                                               -----------
               BANK TIME DEPOSITS -- 7.7%
  20,000,000   American Express Centurion Bank, 5.58%, due 5/12/97                                     5.58     20,000,000
  40,000,000   Bank of Nova Scotia, 5.50%, due 5/30/97                                                 5.50     40,000,000
  20,000,000   Bank of Nova Scotia, 5.625%, due 9/8/97                                                 5.25     20,000,000
   5,290,000   Bank of Scotland, 5.656%, due 10/31/97                                                  5.56      5,290,000
  30,000,000   Norwest Bank Minnesota, N.A., 5.63%, due 5/1/97                                         5.63     30,000,000
                                                                                                               -----------
                                                                                                               115,290,000
                                                                                                               -----------
               EURODOLLAR BANK CERTIFICATES OF DEPOSIT -- 2.7%
  20,000,000   ABN AMRO Bank N.V., 5.54%, due 8/29/97                                                  5.57     19,997,775
  20,000,000   Banque Nationale de Paris, 5.56%, due 7/14/97                                           5.55     20,000,400
                                                                                                               -----------
                                                                                                                39,998,175
                                                                                                               -----------

-------------------------------------------------------------------------------
12

                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.
                MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                           April 30, 1997 (Unaudited)


    PRINCIPAL                                                                                 ANNUALIZED
     AMOUNT                                                                                    YIELD (%)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
              YANKEE BANK CERTIFICATES OF DEPOSIT -- 18.7%
$ 36,000,000  Bank of Montreal, 5.63%, due 6/2/97                                                 5.60      $ 36,000,896
  20,000,000  Bankers Trust Co. New York, Variable Rate Notes, 5.90%, due 5/6/97 (Note A)         5.88        20,000,360
  20,000,000  Banque Nationale de Paris, 5.63%, due 6/9/97                                        5.63        20,000,215
  10,000,000  Barclays Bank PLC, 5.845%, due 1/21/98                                              5.77        10,000,000
  30,000,000  Canadian Imperial Bank of Commerce, 5.58%, due 5/7/97                               5.58        30,000,000
  15,000,000  Landesbank Hessen-Thueringen GZ, 6.05%, due 6/13/97                                 5.69        15,005,126
  20,000,000  National Westminster Bank PLC, 5.49%, due 6/17/97                                   5.46        20,000,723
  10,000,000  Rabobank Nederland, 6.05%, due 3/27/98                                              6.16         9,990,504
  30,000,000  Royal Bank of Canada, 5.45%, due 6/2/97                                             5.46        29,999,673
  25,000,000  Societe Generale, 5.64%, due 6/16/97                                                5.63        25,000,316
   5,000,000  Societe Generale, 5.84%, due 10/6/97                                                5.60         5,004,235
  10,000,000  Societe Generale, 5.81%, due 2/3/98                                                 5.67        10,008,844
  30,000,000  Svenska Handelsbanken AB, 5.55%, due 5/28/97                                        5.55        30,000,217
  20,000,000  Westpac Banking Corp., 5.69%, due 7/2/97                                            5.67        20,000,649
                                                                                                            ------------
                                                                                                             281,011,758
                                                                                                            ------------

              TOTAL  BANK OBLIGATIONS--52.9%                                                                 793,536,624
                                                                                                            ------------

              MUNICIPAL OBLIGATIONS:

              TAXABLE OBLIGATIONS -- 11.9%
   2,285,000  Berks Co. Ind. Dev. Auth. VRDN, 5.80% (LOC: CoreStates Bank) (Note C)               5.80          2,285,000
  18,821,000  California PCR Fin. Auth. Env. Imp. Rev. Bonds (Shell Oil Co. Proj.) Ser. 1996,
              5.44%, due 6/4/97                                                                   5.44         18,821,000
   4,300,000  City of New York, G.O. Taxable Adj. Ser. 1993 E, 5.73%, due 7/22/97
              (Insured: FGIC)                                                                     5.73          4,300,000
  20,000,000  City of Portland, OR, Pension Reserve Ltd. Tax Rev. Bonds, Ser. 1996, 5.49%,
              due 6/10/97 (LOC: Union Bank of Switzerland)                                        5.49         20,000,000
  21,000,000  City of Whiting, IN, Ind. Sewage and Solid Waste Disp. Rev. Bonds
              (Amoco Oil Co. Proj) Taxable Ser. 1995, 5.64%, due 6/17/97                          5.64         21,000,000
   8,000,000  City of Worcester, MA, Bond Anticipation Notes, 5.75%, due 8/28/97                  5.65          8,002,502
   1,500,000  City of Worcester, MA, Bond Anticipation Notes, 5.89%, due 8/28/97                  5.89          1,500,180
   6,660,000  Denver City & County, CO, (Commons Open Space & Rec. Area Proj.) COP
              Taxable Ser. 1996 VRDN, 5.75% (LOC: Canadian Imperial Bank of Commerce)
              (Note C)                                                                            5.75          6,660,000
  26,000,000  Illinois Dev. Fin. Auth. Ser. 1996 VRDN, 5.75% (LOC: Northern Trust Company)

              (Note C)                                                                            5.75         26,000,000
   6,340,000  Illinois Health Fac. Auth. Ser. 1996F VRDN, 5.80% (LOC: LaSalle National Bank)
              (Note C)                                                                            5.80          6,340,000
  10,400,000  New York City, NY, G.O. Fiscal 1996 SubSer. A-2, 5.60%, due 6/16/97
              (LOC: Societe Generale)                                                             5.60         10,400,000
  13,500,000  State of Ohio, Taxable Dev. Asst., Ser. 1996; Optional Put 5/1/97, 5.688%
              (Insured: AMBAC; LIQ: Citibank)                                                     5.69         13,500,000
  20,000,000  State of Ohio, Taxable Dev. Asst., Ser. CR16T; Optional Put 5/1/97, 5.688%
              (Insured: AMBAC; LIQ: Citibank)                                                     5.69         20,000,000
  20,000,000  West Baton Rouge, LA, Ind. Dist. #3 (Dow Chemical Co. Proj.) 5.65%,
              due 6/17/97                                                                         5.65         20,000,000
                                                                                                             ------------
              TOTAL  MUNICIPAL OBLIGATIONS -- 11.9%                                                           178,808,682
                                                                                                             ------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS:

              FEDERAL NATIONAL MORTGAGE ASSOC. -- 4.4%
  27,000,000  Variable Rate Notes, 5.68%, due 5/6/97 (Note A)                                     5.92         26,855,772
  40,000,000  Variable Rate Notes, 5.78%, due 5/6/97 (Note A)                                     5.86         39,996,519
                                                                                                             ------------
                                                                                                               66,852,291
                                                                                                             ------------

--------------------------------------------------------------------------------
                                                                              13

                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.
                MONEY MARKET PORTFOLIO O SCHEDULE OF INVESTMENTS
                           April 30, 1997 (Unaudited)


        PRINCIPAL                                                           ANNUALIZED
         AMOUNT                                                               YIELD (%)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                STUDENT LOAN MARKETING ASSOC. -- 3.3%
     $ 20,000,000       Variable Rate Notes, 5.55%, due 5/6/97 (Note A)         5.69        $   19,959,996
       23,000,000       Variable Rate Notes, 5.56%, due 5/6/97 (Note A)         5.70            22,947,099
        6,000,000       Variable Rate Notes, 5.71%, due 5/6/97 (Note A)         5.66             6,002,247
                                                                                            --------------
                                                                                                48,909,342
                                                                                            --------------
                        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS-- 7.7%                        115,761,633
                                                                                            --------------

                        REPURCHASE AGREEMENTS -- 0.5%
       6,949,000        Smith Barney Securities Inc.,                           5.52             6,949,000
                                                                                            --------------
                        -dated 4/30/97, due 5/1/97, in the amount of
                        $6,950,066, fully collateralized by $7,068,000 U.S.
                        Government Securities, value $7,088,413

                        TOTAL INVESTMENTS-- 99.4%                                            1,491,500,011

                        OTHER ASSETS AND LIABILITIES, NET -- 0.6%                                8,371,234
                                                                                            --------------
                        NET ASSETS-- 100.0%                                                 $1,499,871,245
                                                                                            ==============


 Please see accompanying notes to the schedules of investments and financial statements.

--------------------------------------------------------------------------------
14

                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.
              U.S. GOVERNMENT PORTFOLIO O SCHEDULE OF INVESTMENTS
                           April 30, 1997 (Unaudited)



                  PRINCIPAL                                                         ANNUALIZED
                   AMOUNT                                                            YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                                 FEDERAL FARM CREDIT BANK -- 20.9%
              $  8,975,000       Discount Notes, due 7/21/97                             5.40        $   8,868,781
                 6,100,000       Discount Notes, due 10/16/97                            5.52            5,949,411
                12,500,000       Notes, 5.55%, due 8/1/97                                5.50           12,500,000
                 1,715,000       Notes, 5.60%, due 11/3/97                               5.49            1,715,884
                 3,170,000       Notes, 5.40%, due 12/2/97                               5.55            3,166,951
                 6,000,000       Variable Rate Notes, 5.61%, due 5/1/97 (Note A)         5.59            6,001,200
                10,000,000       Variable Rate Notes, 5.63%, due 5/1/97 (Note A)         5.66            9,999,515
                 3,250,000       Variable Rate Notes, 5.66%, due 5/1/97 (Note A)         5.72            3,248,566
                 7,500,000       Variable Rate Notes, 5.66%, due 5/1/97 (Note A)         5.71            7,497,157
                15,000,000       Variable Rate Notes, 5.73%, due 5/1/97 (Note A)         5.70           15,002,248
                 5,000,000       Variable Rate Notes, 5.70%, due 5/6/97 (Note A)         5.75            4,997,500
                                                                                                     -------------
                                                                                                        78,947,213
                                                                                                     -------------

                                 FEDERAL HOME LOAN BANK -- 8.6%
                 5,000,000       Discount Notes, due 5/12/97                             5.30            4,992,086
                 5,000,000       Discount Notes, due 8/14/97                             5.66            4,919,208
                 5,000,000       Discount Notes, due 9/25/97                             5.46            4,892,609
                 5,000,000       Discount Notes, due 12/4/97                             5.55            4,839,058
                 5,360,000       Notes, 6.375%, due 5/12/97                              5.55            5,361,097
                 4,000,000       Notes, 5.65%, callable 6/26/97
                                 and 9/26/97, due 12/26/97                               5.81            3,990,664
                 3,300,000       Notes, 5.595%, due 1/22/98                              5.62            3,299,608
                                                                                                     -------------
                                                                                                        32,294,330
                                                                                                     -------------
                                 FEDERAL HOME LOAN MORTGAGE CORP. -- 16.5%
                15,000,000       Discount Notes, due 5/16/97                             5.23           14,967,687
                 5,000,000       Discount Notes, due 5/23/97                             5.32            4,983,958
                15,000,000       Discount Notes, due 5/28/97                             5.34           14,940,713
                10,000,000       Discount Notes, due 6/6/97                              5.39            9,946,900
                 5,000,000       Discount Notes, due 6/11/97                             5.60            4,968,510
                 5,000,000       Discount Notes, due 6/12/97                             5.34            4,969,550
                 7,500,000       Discount Notes, due 6/30/97                             5.55            7,431,500
                                                                                                     -------------
                                                                                                        62,208,818

                                                                                                     -------------
                                 FEDERAL NATIONAL MORTGAGE ASSOC. -- 18.6%
                 5,000,000       Discount Notes, due 7/28/97                             5.41            4,935,589
                 7,500,000       Discount Notes, due 10/16/97                            5.76            7,304,000
                10,000,000       Notes, 5.35%, due 8/14/97                               5.27           10,001,114
                 5,000,000       Notes, 5.65%, due 10/20/97                              5.48            5,003,722
                 8,000,000       Variable Rate Notes, 5.68%, due 5/6/97 (Note A)         5.91            7,961,992
                10,000,000       Variable Rate Notes, 5.68%, due 5/6/97 (Note A)         5.92            9,946,582
                10,000,000       Variable Rate Notes, 5.78%, due 5/6/97 (Note A)         5.86            9,999,130
                10,000,000       Variable Rate Notes, 5.34%, due 6/2/97 (Note A)         5.36            9,998,735
                 5,000,000       Variable Rate Notes, 5.52%, due 6/20/97 (Note A)        5.81            4,999,324
                                                                                                     -------------
                                                                                                        70,150,188
                                                                                                     -------------

--------------------------------------------------------------------------------
                                                                              15

                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.
              U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                           April 30, 1997 (Unaudited)


   PRINCIPAL                                                                                   ANNUALIZED
      AMOUNT                                                                                    YIELD (%)         VALUE
-----------------------------------------------------------------------------------------------------------------------
              OVERSEAS PRIVATE INVESTMENT CORP. -- 1.1%
$ 4,000,000   Variable Rate Notes, 5.48%, due 5/6/97 (Note A)                                        5.48   $ 4,000,000
                                                                                                            -----------
              STUDENT LOAN MARKETING ASSOC. -- 20.1%
 10,000,000   Notes, 5.885%, due 6/24/97                                                             5.61    10,001,692
 25,500,000   Variable Rate Notes, 5.55%, due 5/6/97 (Note A)                                        5.69    25,448,995
 10,000,000   Variable Rate Notes, 5.56%, due 5/6/97 (Note A)                                        5.695    9,977,000
 10,000,000   Variable Rate Notes, 5.56%, due 5/6/97 (Note A)                                        5.56    10,000,000
 10,000,000   Variable Rate Notes, 5.565%, due 5/6/97 (Note A)                                       5.60     9,997,092
  2,750,000   Variable Rate Notes, 5.71%, due 5/6/97 (Note A)                                        5.655    2,750,930
  7,700,000   Variable Rate Notes, 5.74%, due 5/6/97 (Note A)                                        5.76     7,699,590
                                                                                                            ------------
                                                                                                             75,875,299
                                                                                                            ------------
              REPURCHASE AGREEMENTS -- 16.9%
 35,000,000   Morgan Stanley & Co. Inc.,                                                                     35,000,000
              -dated 4/25/97, due 5/9/97, in the amount of $7,515,954
              -dated 4/17/97, due 5/19/97, in the amount of $12,560,889
              -dated 4/23/97, due 5/23/97, in the amount of $15,068,500
              all fully collateralized by $52,295,000 U.S. Government Securities, value $36,008,339
 28,572,000   Smith Barney Securities Inc.,                                                                  28,572,000
              -dated 4/30/97, due 5/1/97 in the amount of $18,574,848
              -dated 4/30/97, due 5/7/97 in the amount of $10,010,694
              both fully collateralized by $30,684,484 U.S. Government Securities, value $29,143,441
                                                                                                            ------------
                                                                                                             63,572,000
                                                                                                            ------------

              TOTAL INVESTMENTS -- 102.7%                                                                     387,047,848

              OTHER ASSETS AND LIABILITIES, NET -- (2.7%)                                                     (10,168,580)
                                                                                                              -----------
              NET ASSETS -- 100.0%                                                                          $ 376,879,268
                                                                                                           ==============

 Please see accompanying notes to the schedules of investments and financial statements.

--------------------------------------------------------------------------------
16

                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.
                 MUNICIPAL PORTFOLIO O SCHEDULE OF INVESTMENTS
                           April 30, 1997 (Unaudited)


 PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                           YIELD (%)          VALUE
-----------------------------------------------------------------------------------------------------------------------------

             MUNICIPAL OBLIGATIONS:
             ALASKA -- 3.8%
$  100,000   Anchorage Elec. Util. Rev. Bonds, 4.70%, due, 12/1/97 (Insured: MBIA)                        3.75     $  100,537
   250,000   Anchorage Elec. Util. Rev. Bonds, Ser. B, 4.75%, due 2/1/98
             (Insured: MBIA)                                                                              3.75        251,819
 2,600,000   Valdez Marine Term. (ARCO Transp. Alaska, Inc. Proj.) Ser. 1994A, 3.60%,
             due 5/9/97                                                                                   3.60      2,600,000
 6,200,000   Valdez Marine Term. (ARCO Transp. Alaska, Inc. Proj.) Ser. 1994A, 3.50%,
             due 6/12/97                                                                                  3.50      6,200,000
                                                                                                                  ------------
                                                                                                                    9,152,356
                                                                                                                  ------------
             ARIZONA -- 2.1%
 5,000,000   Salt River Agricultural Improvement and Power Dist., 3.50%, due 5/28/97                      3.55      5,000,000
                                                                                                                  ------------
             ARKANSAS -- 1.7%
 4,100,000   Pulaski Cty. (Chenel Park Apts. Proj.) VRDN, 4.70%
             (LOC: PNC Bank) (Note C)                                                                     4.70      4,100,000
                                                                                                                  ------------
             CALIFORNIA -- 1.7%
   300,000   California Alternative Energy Source Fin. Auth., Ser. 1986 VRDN,
             3.85% (LOC: Banque Nationale de Paris) (Note C)                                              3.85        300,000
 3,800,000   California School Cash Reserve Notes, Ser. A, 4.75%, due 7/2/97                              3.85      3,805,437
                                                                                                                  ------------
                                                                                                                    4,105,437
                                                                                                                  ------------
             COLORADO -- 3.5%
 1,500,000   Adams Cty. Ind. Dev. Rev. (City View Park Partners) Ser. 1985 VRDN, 4.05%
             (LOC: Barclays Bank) (Note C)                                                                4.05      1,500,000
 6,800,000   Pueblo Cty. Ind. Dev. Rev. (Kaiser Aero Space & Elec. Proj.) VRDN, 4.65%
             (LOC: ABN-AMRO Bank) (Note C)                                                                4.05      6,800,000
   175,000   Westminster Special Purpose Sales & Use Tax Rev. Bonds (Post Project)
             Ser. B, 3.65%, due 12/1/97 (Insured: FGIC)                                                   3.65        175,000
                                                                                                                  ------------
                                                                                                                    8,475,000
                                                                                                                  ------------
             DISTRICT OF COLUMBIA -- 0.1%
   250,000   Washington D.C. G.O. Bonds, 7.00%, due 6/1/97 (Insured: AMBAC)                               4.10        250,600
                                                                                                                  ------------


             FLORIDA -- 10.4%
   305,000   Dade Cty. Seaport Rev., 6.625%, due 10/1/97, Prerefunded @ 100 (Note D)                      4.25        307,936
   450,000   Dade Cty. Spec. Obl. Ser. B, 3.80%, due 10/1/97 (Insured: AMBAC)                             3.70        450,173
   100,000   Florida Board of Educ. G.O., Ser. C, 5.75%, due 5/1/97
             (Escrow to Maturity) (Note D)                                                                4.22        100,000
   150,000   Florida Board of Educ. G.O., Ser. B, 7.75%, due 6/1/97, Prerefunded @102
             (Note D)                                                                                     3.60        153,514
   145,000   Florida HFA, Single Fam. Mort., Ser. A, 5.40%, due 1/1/98 (GNMA/FNMA Coll.)                  4.50        145,837
 1,000,000   Florida Municipal Power Agency, CP Notes, Ser. A, 3.50%, due 6/9/97
             (LOC: First Union Bank)                                                                      3.50      1,000,000
   485,000   Homestead Spec. Ins. Assessment Rev. Bonds, 4.40%, due 9/1/97 (Insured: MBIA)                3.65        486,179
 1,500,000   Indian River Cty. Hosp. Dist., Ser. 1990, 3.70%, due 6/24/97 (LOC: Kredietbank)              3.70      1,500,000
 1,000,000   Jacksonville Elec. Auth. (Electric Sys.) Ser. D-3, 3.45%, due 5/14/97
             (LIQ: Credit Suisse)                                                                         3.45      1,000,000
 7,250,000   Jacksonville Elec. Auth. (Electric Sys.) Ser. D-3, 3.50%, due 6/11/97
             (LIQ: Credit Suisse)                                                                         3.50      7,250,000
 4,000,000   Jacksonville CP Notes, 3.55%, due 6/10/97 (LINE: Morgan Guaranty,
             Credit Suisse, Bayerische Landesbank, SunBank)                                               3.55      4,000,000
   100,000   Lee Cty. Capital Improvement Rev. Bonds, Ser. B, 4.10%, due 6/1/97
             (Insured: AMBAC)                                                                             3.70        100,031
 6,000,000   Lee Cty. Hosp. Board of Dir. (Lee Memorial Hosp. Proj.) Ser. 1995A, 3.70%,
             due 6/23/97 (LINE: SunBank)                                                                  3.70      6,000,000
   175,000   Northern Palm Beach Cty. (Water Control Unit #11), 4.00%, due 8/1/97
             (Insured: MBIA)                                                                              4.00        174,878

--------------------------------------------------------------------------------

                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.
                 MUNICIPAL PORTFOLIO O SCHEDULE OF INVESTMENTS
                           April 30, 1997 (Unaudited)


 PRINCIPAL                                                                                              ANNUALIZED
    AMOUNT                                                                                               YIELD (%)       VALUE
-------------------------------------------------------------------------------------------------------------------------------

$ 1,200,000   Sarasota County Pub. Hosp. (Sarasota Mem. Hosp.) Ser. B, 3.40%, due 6/9/97
              (LOC: SunBank)                                                                          3.40   $ 1,200,000
  1,100,000   Sarasota County Pub. Hosp. (Sarasota Mem. Hosp.) Ser. B, 3.50%, due 6/9/97
              (LOC: SunBank)                                                                          3.50     1,100,000
                                                                                                             ------------
                                                                                                              24,968,548
                                                                                                             ------------
              GEORGIA -- 2.3%
  2,000,000   Burke Cty. Dev. Auth. PCR (Oglethorpe Power Corp.- Vogtle Proj.) Ser. A,
              3.60%, due 12/1/97 (Insured: AMBAC)                                                     3.60     2,000,000
  3,500,000   Municipal Elec. Auth. Project # 1, Ser. 1985B, 3.65%, due 5/16/97
              (LOC: Credit Suisse, Bayerische Landesbank, Morgan Guaranty)                            3.65     3,500,000

                                                                                                             ------------
                                                                                                               5,500,000
                                                                                                             ------------
              HAWAII -- 0.2%
    500,000   Honolulu City & Cty. Improvement Ser. B, 4.20%, due 10/1/97                             3.62       501,175
                                                                                                             ------------

              ILLINOIS -- 8.2%
  2,500,000   Arcola IDR (Herff Jones, Inc. Proj.) VRDN, 4.75% (LOC: Wachovia Bank)
              (Note C)                                                                                4.75     2,500,000
  2,900,000   Chicago (Muni. Sec. Trust Receipts) Ser. A2 VRDN, 4.65%
              (Insured: AMBAC; LIQ: Credit Suisse) (Note C)                                           4.65     2,900,000
  7,000,000   Chicago O'Hare Intl. Airport (Northwest Airlines) Ser. A VRDN, 4.80%
              (LOC: Bank of Tokyo-Mitsubishi) (Note C)                                                4.80     7,000,000
    900,000   DuPage Water Commission, 6.80%, due 5/1/97, Prerefunded @ 102 (Note D)                  3.60       918,000
    375,000   Illinois Dev. Fin. Auth. (D.E. Akin Seed Proj.) VRDN, 4.95% (LOC: Banc One)
              (Note C)                                                                                4.95       375,000
  1,850,000   Illinois Dev. Fin. Auth. (Emtech Machining & Grinding Inc., Proj.) VRDN, 4.70%
              (LOC: LaSalle National Bank) (Note C)                                                   4.70     1,850,000
  1,800,000   North Aurora IDR (Oberweiss Dairy, Inc. Proj.) VRDN, 4.70%
              (LOC: LaSalle National Bank) (Note C)                                                   4.70     1,800,000
  2,470,000   Oak Lawn IDR (Lavergne Partners Proj.) VRDN, 4.75%
              (LOC: LaSalle National Bank) (Note C)                                                   4.75     2,470,000
                                                                                                             ------------
                                                                                                              19,813,000
                                                                                                             ------------
              INDIANA -- 1.2%
  3,000,000   Newton Cty. IDR (Intec Group, Inc. Proj.) VRDN, 4.70%
              (LOC: LaSalle National Bank) (Note C)                                                   4.70     3,000,000
                                                                                                             ------------

              IOWA -- 3.5%
  4,750,000   Dubuque (Jeld-Wen, Inc. Proj.) Ser. 1988 VRDN, 4.55%
              (LOC: ABN-AMRO Bank) (Note C)                                                           4.55     4,750,000
  2,955,000   Iowa Finance Auth. Hsg. Health Care Rev. Bonds
              (Wesley Retirement Services Inc., Proj.) Ser.  1997 VRDN, 4.70%
              (LOC: Norwest Bank)                                                                     4.70     2,955,000
    500,000   Iowa Student Loan Ser. C, 6.30%, due 12/1/97 (Insured: AMBAC)                           4.05       506,393
    100,000   North Central Iowa Community Sch. Dist., 4.50%, due 5/1/98 (Insured: AMBAC)             4.00       100,478
                                                                                                             ------------
                                                                                                               8,311,871
                                                                                                             ------------
              KANSAS -- 1.1%
  1,000,000   Burlington PCR (Kansas City Power & Light) Ser. 1985B, 3.35%, due 5/7/97
              (LOC: Societe Generale)                                                                 3.35     1,000,000
  1,600,000   Burlington PCR (Kansas City Power & Light) Ser. 1985B, 3.40%, due 5/7/97
              (LOC: Societe Generale)                                                                 3.40     1,600,000
                                                                                                             ------------
                                                                                                               2,600,000
                                                                                                             ------------
              KENTUCKY -- 6.9%
  4,280,000   Danville Multi-City Lease Rev. Bonds, 3.50%, due 5/8/97 (LOC: PNC Bank)                 3.50     4,280,000
  1,200,000   Mayfield (Kentucky League of Cities Pooled Lease Fin. Prog.) Ser. 1996 VRDN,
              4.15% (LOC: PNC Bank) (Note C)                                                          4.15     1,200,000

  5,000,000   Pendleton Cty. (Kentucky Assoc. of Counties Lease Trust Prog.) Ser. 1989,
              3.40%, due 5/7/97 (LOC: Commonwealth Bank of Australia)                                 3.40     5,000,000
  3,800,000   Pendleton Cty. (Kentucky Assoc. of Counties Lease Trust Prog.) Ser. 1989,
              3.60%, due 6/19/97 (LOC: Commonwealth Bank of Australia)                                3.60     3,800,000



--------------------------------------------------------------------------------
18

                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.
                 MUNICIPAL PORTFOLIO O SCHEDULE OF INVESTMENTS
                           April 30, 1997 (Unaudited)


  PRINCIPAL                                                                                    ANNUALIZED
   AMOUNT                                                                                        YIELD (%)     VALUE
--------------------------------------------------------------------------------------------------------------------------
$ 2,300,000   Pulaski Cty. Solid Waste Disp. (National Rural CFC, Eastern Kentucky) Ser. B,
              3.70%, Mandatory Put 8/15/97                                                              3.70   $ 2,300,000
                                                                                                               -----------
                                                                                                                16,580,000

              LOUISIANA -- 0.3%
     75,000   Louisiana G.O., 8.00%, due 5/1/97, Prerefunded @ 102 (Insured: MBIA)
              (Note D)                                                                                  4.10        76,500
    100,000   Louisiana Gas & Fuels Tax Rev. Bonds, Ser. A, 6.80%, due 11/15/97,
              (Insured: FGIC)                                                                           4.00       101,474
    500,000   New Orleans International Airport Rev. Bonds, Ser. A, 8.875%, due 8/1/97,
              Prerefunded @ 102 (Note D)                                                                3.60       516,381
                                                                                                               -----------
                                                                                                                   694,355

              MARYLAND -- 2.2%
  2,100,000   Anne Arundel Cty. (Baltimore Gas & Electric Proj.) Ser. 1988, 3.50%, due 6/4/97
              (SBPA: Bank of New York, Chemical)                                                        3.50     2,100,000
    200,000   Baltimore Public Improvement, Ser. B, 7.00%, due 10/15/97 (Insured: FGIC)                 3.70       202,938
  3,000,000   Maryland Community Dev. Auth. Ser. 1996, 4.00%, Mandatory Put 9/1/97                      4.00     3,000,000
                                                                                                               -----------
                                                                                                                 5,302,938

              MICHIGAN -- 0.4%
     75,000   Lakewood Public Schools, 5.20%, due 5/1/97 (Insured: MBIA)                                4.05        75,000
  1,000,000   Michigan Strategic Fund PCR (Dow Chemical Proj.) Ser. 1988, 3.50%,
              due 5/13/97                                                                               3.50     1,000,000
                                                                                                               -----------
                                                                                                                 1,075,000

              MINNESOTA --1.5%
    205,000   Dakota Cty. Hsg. & Redev. Auth. (Ind. Sch. Dist. #196 Proj.) 3.90%,
              due 2/1/98 (Insured: MBIA)                                                                3.90       205,000
    150,000   Minnesota G.O., 7.00%, due 8/1/97                                                         3.65       151,229
  3,200,000   Southern Minnesota Municipal Power Agency (Power Supply System)
              Ser. B, 3.50%, due 5/19/97 (LIQ: Credit Suisse)                                           3.50     3,200,000
                                                                                                               -----------
                                                                                                                 3,556,229

              MISSISSIPPI -- 0.9%

  1,600,000   Clairborne Cty. PCR (South Mississippi Elec. Power Assoc. - National Rural CFC )
              Ser. 1985 G-2, 3.70%, due 6/24/97                                                         3.70     1,600,000
    645,000   Dept. of Corrections COP (Wilkinson Cty. Correctional Fac.) Ser. A, 4.00%,
              due 2/1/98 (Insured: MBIA)                                                                4.00       645,000
                                                                                                               -----------
                                                                                                                 2,245,000

              MISSOURI -- 2.1%
  5,100,000   Missouri Env. Imp. & Energy Res. Auth. PCR (Union Elec. Proj.) Ser. 1985A,
              3.65%, due 6/9/97 (LOC: Union Bank of Switzerland)                                        3.65     5,100,000

              NEVADA -- 0.1%
    350,000   Las Vegas Water Dist. Ref. & Improv., 5.20%, due 9/1/97 (Insured: MBIA)                   3.63       351,803

              NEW HAMPSHIRE -- 0.1%
    285,000   New Hampshire Higher Ed. & Health (Dartmouth College), 6.75%, due 6/1/97,
              Prerefunded @ 102 (Note D)                                                                3.70       291,390

              NEW JERSEY -- 9.0%
  1,748,000   Camden Bond Anticipation Notes, Ser. A, 4.625%, due 9/12/97                               4.00     1,751,891
    175,000   Camden Cty. G.O., Ser. A, 5.00%, due 2/1/98 (Insured: FGIC)                               3.80       176,529
 10,000,000   Casino Reinvestment Dev. Auth. Bond Anticipation Notes, 4.50%, due 6/3/97                 3.85    10,005,767
  5,000,000   East Orange Water & Sewer G.O. Bond Anticipation Notes, 4.75%, due 8/28/97                4.25     5,007,808
  4,782,000   Paterson G.O. Bond Anticipation Notes, 4.25%, due 5/22/97                                 3.90     4,782,916
                                                                                                               -----------
                                                                                                                21,724,911

              NEW MEXICO -- 0.1%
    250,000   New Mexico Ed. Asst. Fund, Ser. IIA, 4.20%, due 12/1/97                                   3.75       250,628
                                                                                                               -----------

--------------------------------------------------------------------------------
                                                                              19

                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.
                 MUNICIPAL PORTFOLIO O SCHEDULE OF INVESTMENTS
                           April 30, 1997 (Unaudited)


  PRINCIPAL                                                                                    ANNUALIZED
   AMOUNT                                                                                        YIELD (%)     VALUE
----------------------------------------------------------------------------------------------------------------------

              NEW YORK -- 4.2%
$   300,000   New York City G.O., 7.75%, due 8/15/97, Prerefunded @100.75 (Note D)                  3.85   $   305,531
  4,500,000   New York City Municipal Water Fin. Auth. CP Notes, 3.80%, due 7/31/97
              (LOC: Canadian Imperial Bank of Commerce)                                             3.80     4,500,000
    440,000   New York City Municipal Water Fin. Auth., Ser. A, 9.00%, due 6/15/97,
              Prerefunded @102 (Note D)                                                             3.70       451,611
    500,000   New York City Municipal Water Fin. Auth., Ser. B, 7.80%, due 6/15/97,
              Prerefunded @102 (Note D)                                                             3.55       512,497
    225,000   New York City Municipal Water Fin. Auth., Ser. C, 6.50%, due 6/15/97,
              Prerefunded @101.5 (Note D)                                                           3.60       229,134
    225,000   New York Med. Care Fac. (Hosp. & Nursing Home), 4.75%, due 8/15/97
              (Insured: FHA)                                                                        3.95       225,497
    165,000   New York Med. Care Fac. (Ins. Mort. Hosp.) Ser. A, 8.00%, due 8/15/97,
              Prerefunded @102 (Note D)                                                             3.85       170,199
    150,000   New York State Dorm. Auth. Rev. Bonds (Spec. Obl.) Ser. A, 6.55%, due 5/1/98
              (Escrowed to Maturity) (Note D)                                                       4.05       153,633
    250,000   New York State Thruway Auth. (Highway & Bridge Fund) Ser. A, 5.00%,
              due 4/1/98 (Insured: AMBAC)                                                           4.05       252,111
    150,000   Ontario Cty. G.O., 4.00%, due 8/15/97 (Insured: FGIC)                                 3.70       150,122
  3,000,000   Port Authority of New York/New Jersey, Ser. SS, 4.90%, due 9/1/97                     4.90     3,000,000
    110,000   Rochester G.O., Ser. A, 4.70%, due 8/15/97 (Insured: FGIC)                            3.85       110,263
                                                                                                           -----------
                                                                                                            10,060,598
                                                                                                           -----------

              NORTH CAROLINA -- 0.7%
    610,000   North Carolina Med. Care (Carolina Medicorp Proj.) Ser. A, 7.875%,
              due 5/1/97, Prerefunded @ 102 (Note D)                                                3.60       622,200
  1,000,000   North Carolina Muni. Power Agy. (Catawba Proj. #1), 3.45%, due 5/12/97
              (LOC: Union Bank of Switzerland, Morgan Guaranty)                                     3.45     1,000,000
                                                                                                           -----------
                                                                                                             1,622,200
                                                                                                           -----------

              OHIO -- 0.1%
    300,000   Ohio Highway G.O., 5.00%, due 5/15/97                                                 3.80       300,134
                                                                                                           -----------
              OKLAHOMA -- 0.3%
    600,000   Oklahoma Ind. Auth. Rev. Bonds (St. Anthony's Hosp.) Ser. A, 7.00%,
              due 10/1/97 (Insured: MBIA)                                                           4.75       604,470

                                                                                                           -----------

              OREGON -- 0.8%
  2,000,000   Oregon G.O. Vet. Welfare Bonds, Ser. 76C, 4.05%, Mandatory Put 2/2/98                 4.05     2,000,000
                                                                                                           -----------

              PENNSYLVANIA -- 5.8%
    320,000   Allentown G.O., 3.50%, due 5/15/97 (Insured: FGIC)                                    3.50       320,000
  1,000,000   Beaver Cty. IDA (Duquesne Light Co. Proj.) Ser.1993A, 3.50% due 5/12/97
              (LOC: Union Bank of Switzerland)                                                      3.50     1,000,000
  1,000,000   Beaver Cty. IDA (Duquesne Light Co. Proj.) Ser.1990C, 3.50% due 5/28/97
              (LOC: Barclays Bank)                                                                  3.50     1,000,000
  2,300,000   Beaver Cty. IDA (Duquesne Light Co. Proj.) Ser.1993A, 3.65% due 6/6/97
              (LOC: Union Bank of Switzerland)                                                      3.65     2,300,000
  3,000,000   Carbon Cty. IDA Res. Rec. Rev. (Panther Creek Proj.) Ser. 1990A, 3.35%,
              due 5/5/97 (LOC: National Westminster Bank)                                           3.35     3,000,000
  2,000,000   Carbon Cty. IDA Res. Rec. Rev. (Panther Creek Proj.) Ser. 1991A, 3.65%,
              due 6/13/97 (LOC: National Westminster Bank)                                          3.65     2,000,000
  1,000,000   Delaware Cty. PA, PCR Ser. 1988A, 3.50%, due 5/9/97
              (Insured: FGIC; LIQ: FGIC)                                                            3.50     1,000,000
    225,000   Luzerne Cty. G.O., 3.75%, due 12/15/97 (Insured: FGIC)                                3.75       225,000
    255,000   Norristown G.O., 5.45%, due 12/15/97 (Insured: FGIC)                                  4.00       257,234
    140,000   Pennsylvania G.O. Ser. A, 6.50%, due 6/1/97                                           4.10       140,278
    190,000   Pottsgrove Sch. Dist., Ser. A, 4.00%, due 10/15/97 (Insured: AMBAC)                   3.80       190,165
  2,500,000   Venango IDA (Scrubgrass Proj.) Ser. 1990A, 3.50%, due 6/4/97
              (LOC: National Westminster Bank)                                                      3.50     2,500,000
                                                                                                           -----------
                                                                                                            13,932,677
                                                                                                           -----------

--------------------------------------------------------------------------------
20

                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.
                 MUNICIPAL PORTFOLIO O SCHEDULE OF INVESTMENTS
                           April 30, 1997 (Unaudited)


  PRINCIPAL                                                                                    ANNUALIZED
   AMOUNT                                                                                        YIELD (%)     VALUE
--------------------------------------------------------------------------------------------------------------------------

              SOUTH CAROLINA -- 5.3%
$ 6,700,000   South Carolina Jobs EDA (Zeuna Starker USA, Inc. Proj.) VRDN, 4.70%
              (LOC: Bayerische Landesbank) (Note C)                                                     4.70   $ 6,700,000
  4,000,000   South Carolina Public Service Auth., 3.40%, due 6/5/97 (RCA: Nationsbank)                 3.40     4,000,000
  2,000,000   South Carolina Public Service Auth., 3.50%, due 6/17/97 (RCA: Nationsbank)                3.50     2,000,000
     50,000   South Carolina Public Service Auth., Ser. B, 5.00%, due 1/1/98 (Insured: FGIC)            4.50        50,159
                                                                                                               -----------
                                                                                                                12,750,159
                                                                                                               -----------

              TENNESSEE -- 1.2%
  2,650,000   Franklin Cty. IDB (Franklin Ind. Inc. Proj.) VRDN, 4.75%
              (LOC: Nationsbank) (Note C)                                                               4.75     2,650,000
    225,000   Memphis Cap. Outlay Notes, 5.00%, due 8/1/97                                              3.60       225,791
                                                                                                               -----------
                                                                                                                 2,875,791
                                                                                                               -----------

              TEXAS -- 7.9%
  2,500,000   Austin Comb. Util. Sys. (Travis & Williamson Ctys.) Ser. A, 3.45%, due 6/16/97
              (LOC: Morgan Guaranty)                                                                    3.45     2,500,000
  2,000,000   Austin Comb. Util. Sys. (Travis & Williamson Ctys.) Ser. A, 3.50%, due 6/16/97
              (LOC: Morgan Guaranty)                                                                    3.50     2,000,000
  1,470,000   Brazos River Auth. PCR (Texas Util. Elec. Co. Proj.) Ser. 1994A, 3.50%,
              due 5/6/97 (LOC: Canadian Imperial Bank of Commerce)                                      3.50     1,470,000
  1,600,000   Brazos River Auth. PCR (Texas Util. Elec. Co. Proj.) Ser. 1994A, 3.55%,
              due 5/8/97 (LOC: Canadian Imperial Bank of Commerce)                                      3.55     1,600,000
    800,000   Brazos River Harbor Navig. Dist. (Dow Chemical Co. Proj.) Ser. 1992, 3.50%,
              due 5/13/97                                                                               3.50       800,000
  3,000,000   Brazos River Harbor Navig. Dist. (Dow Chemical Co. Proj.) Ser. 1992, 3.35%,
              due 5/15/97                                                                               3.35     3,000,000
  1,000,000   Houston Airport, CP Notes Ser. A, 3.55%, due 6/5/97
              (LOC: Canadian Imperial Bank of Commerce, Commerzbank)                                    3.55     1,000,000
  3,395,000   Texas Dept. of Hsg. & Comm. Affairs SFM Rev. Ref. CP Notes, 3.65%,
              due 6/26/97 (Insured: FGIC; LIQ: FGIC)                                                    3.65     3,395,000
    300,000   University of Houston, Ser. B, 7.00%, due 2/15/98 (Insured: MBIA)                         3.85       307,262
  2,465,000   University of Texas, Board of Regents, Ser. A, 3.55% due 5/29/97                          3.55     2,465,000
    500,000   West Side Calhoun Cty. (BP Chemicals) VRDN, 4.15% (Note C)                                4.15       500,000
                                                                                                               -----------
                                                                                                                19,037,262

                                                                                                               -----------

              UTAH -- 2.0%
    100,000   Davis Cty. Hsg. Auth. (Fox Creek Proj.), 7.50%, due 6/1/97 (FNMA Coll.)                   5.00       100,197
  4,400,000   Intermountain Power Agency Supply Rev. & Ref. Bonds, 3.40%, due 5/20/97
              (LOC: Swiss Bank)                                                                         3.40     4,400,000
    200,000   St. George G.O., 7.50%, due 8/1/97 (Insured: FGIC)                                        3.80       201,834
                                                                                                               -----------
                                                                                                                 4,702,031
                                                                                                               -----------

              VIRGINIA -- 1.9%
  2,500,000   Louisa IDA (Virginia Elec. Power Co.), 3.75%, due 5/20/97                                 3.75     2,500,000
  2,000,000   Louisa IDA (Virginia Elec. Power Co.), 3.75%, due 5/27/97                                 3.75     2,000,000
                                                                                                               -----------
                                                                                                                 4,500,000
                                                                                                               -----------

              WASHINGTON -- 3.5%
    215,000   Auburn Utility Sys. Rev. Bonds, 6.00%, due 11/1/97 (Insured: MBIA)                        3.60       217,519
  8,000,000   Pierce Cty. Tax Anticipation Notes, 3.75%, due 12/30/97                                   3.70     8,002,574
    150,000   Washington G.O., Ser. A & AT6, 5.10%, due 2/1/98                                          3.98       151,217
                                                                                                               -----------
                                                                                                                 8,371,310
                                                                                                               -----------

              WEST VIRGINIA -- 1.9%
  4,500,000   West Virginia Public Energy Auth. (Morgantown Energy Assoc. Proj.)
              Ser. 1989A, 3.65%, due 6/20/97 (LOC: Swiss Bank)                                          3.65     4,500,000
                                                                                                               -----------

--------------------------------------------------------------------------------
                                                                              21

--------------------------------------------------------------------------------

               WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.
                MUNICIPAL PORTFOLIO O SCHEDULE OF INVESTMENTS
                          April 30, 1997 (Unaudited)

        PRINCIPAL                                                                                ANNUALIZED
           AMOUNT                                                                                 YIELD (%)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                            WISCONSIN-- 0.2%
    $       100,000         Wisconsin G.O., 7.00%, due 5/1/97, Prerefunded @ 101 (Note D)           4.00    $       101,000
            200,000         Wisconsin G.O., Ser. A, 6.40%, due 5/1/98, Prerefunded @ 101 (Note D)   4.10            206,376
            200,000         Wisconsin G.O., Ser. C, 6.80%, due 5/1/98, Prerefunded @ 101 (Note D)   4.10            207,150
                                                                                                            ---------------
                                                                                                                    514,526
                                                                                                            ---------------

                            TOTAL MUNICIPAL OBLIGATIONS-- 99.2%                                                 238,721,399

                            OTHER ASSETS AND LIABILITIES, NET-- 0.8%                                              1,967,370
                                                                                                            ---------------

                            NET ASSETS-- 100.0%                                                         $       240,688,769
                                                                                                            ---------------
                                                                                                            ---------------

 Please see accompanying notes to the schedules of investments and financial statements.

--------------------------------------------------------------------------------
22

               WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                      NOTES TO SCHEDULES OF INVESTMENTS
                          April 30, 1997 (Unaudited)


        (A) Variable rate securities. The rates shown are the current rates on April 30, 1997. Dates shown represent the next interest reset date.

        (B) This note was acquired for investment, not with intent to distribute or sell. The security is restricted as to public resale. The security was acquired on December 6, 1996 at cost of par value. At April 30, 1997, the aggregate value of this security is $30,000,000, representing approximately 2% of net assets and is valued at amortized cost.

        (C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.

        (D) Bonds which are prerefunded are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.


               -----------------------------------------------------
                     DESCRIPTION OF ABBREVIATIONS

                     AMBAC   American Municipal Bond
                             Assurance Corporation
                     CFC     Cooperative Finance Corporation
                     COP     Certificate of Participation
                     CP      Commercial Paper
                     EDA     Economic Development Authority
                     FGIC    Financial Guaranty Insurance Company
                     FHA     Federal Housing Administration
                     FNMA    Federal National Mortgage Association
                     GNMA    Government National Mortgage Association
                     G.O.    General Obligation
                     HFA     Housing Finance Authority
                     IDA     Industrial Development Authority
                     IDB     Industrial Development Bond
                     IDR     Industrial Development Revenue Bond
                     LINE    Line of Credit
                     LIQ     Liquidity Agreement
                     LOC     Letter of Credit
                     MBIA    Municipal Bond Investors Assurance
                             Insurance Corporation
                     PCR     Pollution Control Revenue Bond
                     RCA     Revolving Credit Agreement

                     SBPA    Standby Bond Purchase Agreement
                     SFM     Single Family Mortgage
                     VRDN    Variable Rate Demand Note
               -----------------------------------------------------

--------------------------------------------------------------------------------
   This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                              23

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.
                  BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


DIRECTORS
George F. Staudter                      Lawrence J.  Toal                       Christopher J. Kelley*
Chairman                                Director                                Vice President and Secretary

Richard W. Dalrymple
Director

                                        EXECUTIVE OFFICERS

Theodore Rosen                          John E. Pelletier*                      Richard W. Ingram*
Director                                President                               Vice President, Treasurer
                                                                                and Chief Financial Officer

*Affiliated person of the Distributor


                      WATERHOUSE ASSET MANAGEMENT, INC.
                  BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

Directors
Lawrence M. Waterhouse, Jr.             Richard H. Neiman                       David A. Hartman
Chairman and                            Executive Vice President                Senior Vice President
Chief Executive Officer                 General Counsel and Secretary           Chief Investment Officer
Waterhouse Investor Services, Inc.      Waterhouse Investor Services, Inc.


Frank J. Petrilli                       Senior Officers                         Michele R. Teichner
President and                           M. Bernard Siegel                       Senior Vice President
Chief Operating Officer                 Senior Vice President                   Operations & Compliance
Waterhouse Investor Services, Inc.      Chief Financial Officer & Treasurer

                                      SERVICE PROVIDERS

    INVESTMENT MANAGER AND                       TRANSFER AGENT                       INDEPENDENT AUDITORS
        ADMINISTRATOR                       Waterhouse National Bank                    Ernst & Young LLP
Waterhouse Asset Management, Inc.          One North Lexington Avenue                  787 Seventh Avenue
        50 Main Street                       White Plains, NY 10601                    New York, NY 10019
    White Plains, NY 10606
                                                  CUSTODIAN
    SHAREHOLDER SERVICING                     The Bank of New York                       LEGAL COUNSEL
 Waterhouse Securities, Inc.                  90 Washington Street                Shereff, Friedman, Hoffman, and
      100 Wall Street                          New York, NY 10286                         Goodman LLP
     New York, NY 10005                                                                 919 Third Avenue

Customer Service Department                       DISTRIBUTOR                          New York, NY 10022
      (800) 934-4410                          Funds Distributor, Inc.
                                                60 State Street
                                                Boston, MA 02109


                         WATERHOUSE SECURITIES, INC.
                         ---------------------------
                     Member New York Stock Exchange o SIPC
                            National Headquarters
                   100 Wall Street o New York, New York 10005

                      CUSTOMER SERVICE o (800) 934-4410
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